CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Property, plant and equipment	$ 105,168	$ 102,506
Advance payments for property, plant and equipment	914	2,168
Right-of-use assets	55,590	38,283
Time deposits	0	4,705
Intangible assets	3,409	4,684
Collaboration prepaid leases	65,276	12,121
Other non-current assets	1,487	5,148
Total non-current assets	231,844	169,615
CURRENT ASSETS
Collaboration inventories	10,354	1,749
Trade receivables	90	50,410
Prepayments, other receivables and other assets	61,755	13,852
Financial assets at fair value through profit or loss	185,603	0
Financial assets measured at amortized cost	0	29,937
Pledged deposits	1,270	1,444
Time deposits	54,016	163,520
Cash and cash equivalents	786,031	688,938
Total current assets	1,099,119	949,850
Total assets	1,330,963	1,119,465
CURRENT LIABILITIES
Trade payables	32,893	7,043
Other payables and accruals	184,109	123,558
Government grants	451	304
Lease liabilities	3,563	911
Tax payable	9,772	9,488
Warrant liability	67,000	87,900
Total current liabilities	297,788	229,204
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	260,932	120,462
Lease liabilities long term	20,039	1,593
Government grants	7,659	1,866
Other non-current liabilities	233	396
Total non-current liabilities	288,863	124,317
Total liabilities	586,651	353,521
EQUITY
Share capital	33	31
Reserves	744,279	765,913
Total ordinary shareholders’ equity	744,312	765,944
Total equity	744,312	765,944
Total liabilities and equity	$ 1,330,963	$ 1,119,465